Other notes to the unaudited Condensed Consolidated Interim Financial Statements	6 Months Ended
Jun. 30, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Other notes to the unaudited Condensed Consolidated Interim Financial Statements	. Other notes to the unaudited Condensed Consolidated Interim Financial Statements
Consolidated Statement of Income

Interest and other income

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
326	302	(305)	Interest and other income/(expenses)	628	602
			Of which:
559	481	616	Interest income	1,040	1,204
44	1	30	Dividend income (from investments in equity securities)	45	53
128	(127)	143	Net gains/(losses) on sales and revaluation of non-current assets and businesses	1	154
(447)	(137)	(1,169)	Net foreign exchange gains/(losses) on financing activities	(584)	(1,103)
42	85	74	Other	127	293

Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
6,670	5,441	7,555	Depreciation, depletion and amortisation	12,111	13,436
			Of which:
5,463	5,130	5,642	Depreciation	10,593	11,296
1,238	311	1,984	Impairments	1,549	2,365
(31)	(1)	(71)	Impairment reversals	(32)	(225)
Impairments recognised in the second quarter 2025 of $1,238 million pre-tax ($877 million post-tax) principally relate to Integrated Gas ($666 million) and Marketing ($399 million). Impairments recognised in Integrated Gas were triggered by lower commodity prices applied in impairment testing.
Impairments recognised in the second quarter 2024 of $1,984 million pre-tax ($1,778 million post-tax) mainly relate to Marketing ($1,055 million), Chemicals and Products ($690 million) and Renewables and Energy Solutions ($141 million).
Taxation charge/credit

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
2,332	4,083	3,754	Taxation charge/(credit)	6,415	7,358
			Of which:
2,277	4,024	3,666	Income tax excluding Pillar Two income tax	6,301	7,192
55	59	88	Income tax related to Pillar Two income tax	113	167
As required by IAS 12 Income Taxes, Shell has applied the exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.
Consolidated Statement of Comprehensive Income
Currency translation differences

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
4,127	1,711	698	Currency translation differences	5,837	(1,296)
			Of which:
4,117	1,618	(406)	Recognised in Other comprehensive income	5,736	(2,388)
9	92	1,104	(Gain)/loss reclassified to profit or loss	101	1,092

Condensed Consolidated Balance Sheet
Assets classified as held for sale

$ million
	June 30, 2025	December 31, 2024
Assets classified as held for sale	10,619	9,857
Liabilities directly associated with assets classified as held for sale	7,856	6,203
Assets classified as held for sale and associated liabilities at June 30, 2025, principally relate to Shell's UK offshore oil and gas assets in Upstream and mining interests in Canada in Chemicals and Products. Upon completion of the sale, Shell's UK offshore assets will be derecognised in exchange for a 50% interest in a newly formed joint venture.
The major classes of assets and liabilities classified as held for sale at June 30, 2025, are Property, plant and equipment ($9,759 million; December 31, 2024: $8,283 million), Deferred tax liabilities ($3,312 million; December 31, 2024: $2,042 million) and Decommissioning and other provisions ($3,165 million; December 31, 2024: $3,053 million).
Consolidated Statement of Cash Flows
Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
684	570	2,027	Other	1,254	2,536
'Cash flow from operating activities - Other' for the second quarter 2025 includes $979 million of net inflows (first quarter 2025: $652 million net inflows; second quarter 2024: $620 million net inflows) due to the timing of payments relating to emission certificates and biofuel programmes in Europe and North America and $439 million in relation to reversal of currency exchange gains on Cash and cash equivalents (first quarter 2025: $255 million gains; second quarter 2024: $96 million losses). In addition, the second quarter 2024 includes $1,104 million inflow representing reversal of the non-cash recycling of currency translation losses from other comprehensive income.

Dividends received from joint ventures and associates

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
2,361	523	792	Dividends received from joint ventures and associates	2,884	1,530
In the second quarter 2025, a cash dividend of $1,727 million was received from a joint venture in Upstream.

Proceeds from sale of property, plant and equipment and businesses

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
(57)	559	710	Proceeds from sale of property, plant and equipment and businesses	502	1,033
In the second quarter 2025, Shell completed the sale of a business that held $216 million of cash and cash equivalents, that was agreed to be transferred in the sale, resulting in a cash outflow in 'Proceeds from sale of property, plant and equipment and businesses'. Sales proceeds were received and recognised in the Consolidated statement of Cash Flows in the first quarter 2025.